Income Tax - Summary of Current and Deferred Taxes (Detail) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Current income tax	€ 0	€ (170)		€ 0	€ (1,503)
Deferred income tax	1,001	30		1,996	843
Taxes on income	€ 1,001	€ (140)	[1]	€ 1,996	€ (660)	[1],[2]

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities and income tax paid